Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Mar. 25, 2014
Document Effective Date	Mar. 25, 2014
Prospectus Date	Mar. 25, 2014
High Yield Portfolio | Class IS
Risk/Return:
Trading Symbol	MSHYX